Shareholder Fees {- Fidelity Series Total Market Index Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity Series Total Market Index Fund Pro-03 | Fidelity Series Total Market Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none